40. Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events
Subsequent Events

40.1   SPE Uirapuru Transmissora de Energia S.A.

In March 2019 Copel GeT signed an Agreement for the Purchase and Sale of Shares – CCVA with Centrais Elétricas Brasileiras S.A. – Eletrobrás and the Eletrosul Foundation for Social Security and Assistance – ELOS to transfer 100% of the shares of SPE Uirapuru Transmissora de Energia S.A., subject to approval by the National Electric Energy Agency – Aneel and by Administrative Council for Economic Defese – CADE. The Company awaits completion of the pending suspensive conditions, from which time it can obtain control of the company within 15 businesses days.

40.2   Commercial start-up of projects

Usina Hidrelétrica Baixo Iguaçu

On February 8, 2019, the first generating unit, of 116.7 MW of installed capacity, according to ANEEL dispatch number 384/2019 started production operations; on the February 21, 2019 was followed by the second generating unit of 116.7 MW of installed capacity, according to ANEEL dispatch number 461/2019; and on April 10,.2019, the third and last generating unit started production operations, according to ANEEL dispatch number 1037/2019, totalizing 350.2 MW of installed capacity of the plant.

Usina Hidrelétrica Colíder

On March 9, 2019, the first generating unit, of 100 MW of installed capacity, according to ANEEL dispatch number 673/2019 started production operations

Complexo Eólico Cutia e Bento Miguel

In January 2019, the Paraíso dos Ventos do Nordeste wind farm, belonging to the Cutia Complex, started its operations.

In January, February and April 2019, the Bento Miguel Complex wind farms started to operate.

SPE Mata de Santa Genebra

On February 2nd, 2019, all the steps programmed for the period of operations in tests of the Santa Bárbara d’Oeste substation, belonging to SPE Mata de Santa Genebra, were completed, allowing the operation of the substation in a commercial operation. SPE Mata de Santa Genebra still awaits the issuance of the Provisional Release Agreement (TLP) by ONS, without prejudice to the date already started of the commercial operation. The TLP will provide to SPE Mata de Santa Genebra the receipt of a portion of the Annual Revenue Allowed – RAP, related to the Santa Bárbara d’Oeste substation, in the amount of R$ 10,800. The total RAP foreseen for the project is R$ 233,800.

40.3      Mata de Santa Genebra Transmissão S.A.

On April 22, 2019, Mata de Santa Genebra Transmissão S.A. completed the issue of simple non-convertible debentures in accordance with Law 12,431 of June 24, 2011 (“Infrastructure Debentures”) for public distribution with restricted placement efforts, pursuant to CVM Ruling 476/2009, in the total amount of R$210,000. The Company issued 210,000 debentures, with par value of R$1 each, maturing within 11 years and 8 months, with semi-annual amortization and interest, both as from November 15, 2020. The debentures will earn interest corresponding to the variation of the IPCA, plus surcharge of 4.95% p.a. Copel’s corporate guarantee was provided for this transaction, at the percentage of Copel GeT’s interest in Mata de Santa Genebra (50.1%). The funds raised will be used for implementation of the project or reimbursement of expenditures, expenses or debts related to its implementation.